Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Income Taxes
5. INCOME TAXES
AES Ohio’s provision for income taxes is based on the estimated annual effective tax rate, plus discrete items. The effective combined state and federal income tax rates were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Effective combined state and federal income tax rates	39.2%	(17.9)%	33.4%	10.2%
The
year-to-date
rate is different from the combined federal and state statutory rate of 22.4% primarily due to the amortization of a municipal tax shortage and the flowthrough of net tax expense related to the reversal of excess deferred taxes. The net tax expense related to the reversal of excess deferred taxes increased in the third quarter of 2025 as a result of the flowthrough tax expense associated with the PUCO Order on the Tax Savings Credit Rider issued on July 9, 2025.
AES Ohio’s income tax expense for the nine months ended September 30, 2025 was calculated using the estimated annual effective income tax rate for 2025 of 33.3% on ordinary income. Management estimates the annual effective tax rate based on its forecast of annual pre-tax
income or loss.
AES files federal and state income tax returns, which consolidate AES Ohio. Under a tax sharing agreement with Ohio Investments, AES Ohio is responsible for the income taxes associated with its own taxable income and records the provision for income taxes using a separate return method.

6. INCOME TAXES
AES Ohio’s components of income tax expense were as follows:

	Years ended December 31,
$ in millions	2024	2023	2022
Components of tax expense / (benefit)
Federal - current	$—	$4.1	$(0.8)
State and local - current	(0.1)	0.4	—

Total current	(0.1)	4.5	(0.8)

Federal - deferred	(1.3)	7.3	(2.4)
State and local - deferred	4.6	1.7	0.1

Total deferred	3.3	9.0	(2.3)

Tax expense / (benefit)	$3.2	$13.5	$(3.1)

Effective and Statutory Rate Reconciliation
The following table summarizes a reconciliation of the U.S. statutory federal income tax rate to the effective tax rate, as a percentage of total income before taxes:

	Years ended December 31,
	2024	2023	2022
Statutory Federal tax rate	21.0%	21.0%	21.0%
State taxes, net of Federal tax benefit	1.4%	1.4%	1.4%
AFUDC - Equity	(1.2)%	(0.1)%	(2.2)%
Depreciation of flow-through differences	(13.5)%	(4.3)%	(39.4)%
Amortization of investment tax credits	—%	—%	(0.1)%
Other - net	0.3%	—%	(0.3)%

Effective tax rate	8.0%	18.0%	(19.6)%

Deferred Income Taxes
Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and (b) operating loss carryforwards. These items are stated at the enacted tax rates that are expected to be in effect when taxes are actually paid or recovered. Investment tax credits related to utility property have been deferred and are being amortized over the estimated useful lives of the related property.
The components of our deferred taxes are as follows:

	December 31,
$ in millions	2024	2023
Net non-current assets / (liabilities)
Depreciation / property basis	$(214.4)	$(195.3)
Income taxes recoverable	7.8	9.5
Regulatory assets	(42.2)	(39.3)
Compensation and employee benefits	(4.8)	(4.1)
Operating loss carryforwards	32.3	21.0
Other (a)	3.7	2.1

Net non-current liabilities	$(217.6)	$(206.1)

(a)	The Other caption includes a state and local tax valuation allowance of 0.1 million in 2024 and 0.0 million in 2023 that partially offsets the operating loss carryforwards.
The following table presents the tax expense / (benefit) related to pensions, postemployment benefits, cash flow hedges and financial instruments that were credited to
Accumulated other comprehensive loss
.

	Years ended December 31,
$ in millions	2024	2023	2022
Tax expense / (benefit)	$0.5	$(0.3)	$1.5
Uncertain Tax Positions
We apply the provisions of GAAP relating to the accounting for uncertainty in income taxes. The balance of unrecognized tax benefits did not change in 2024 and was $0.4 million at December 31, 2024 and December 31, 2023.
The amount anticipated to result in a net decrease to unrecognized tax benefits within 12 months of December 31, 2024 is estimated to be $0.0 million.
The following table presents the changes to our uncertain tax positions:

$ in millions	2024	2023	2022
Unrecognized tax benefits at January 1	$0.4	$0.4	$0.4
Gross increases - current period tax positions	—	—	—
Gross decreases - prior period tax positions	—	—	—

Unrecognized tax benefits at December 31	$0.4	$0.4	$0.4

Tax years subsequent to 2020 remain open to examination by taxing authorities. While it is often difficult to predict the final outcome or the timing of resolution of any particular uncertain tax position, we believe we have appropriately accrued for our uncertain tax positions. However, audit outcomes and the timing of audit settlements and future events that would impact our previously recorded unrecognized tax benefits are subject to significant uncertainty. It is possible that the ultimate outcome of future examinations may exceed our provision for current unrecognized tax benefits.
We recognize interest and penalties related to unrecognized tax benefits in Income tax benefit. The amounts accrued and the tax expense / (benefit) recorded were not material for each period presented.
AES Ohio is no longer subject to U.S. federal income tax examinations for tax years through 2020, but all subsequent periods are open. AES Ohio is no longer subject to state income tax examinations for tax years through 2020, but all subsequent periods are open.